Pay vs Performance Disclosure - USD ($)		3 Months Ended					12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last four completed calendar years. In determining the “compensation actually paid” to our named executive officers, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2020, 2021, 2022, 2023 and 2024 calendar years.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(4) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)(4) ($)	Company Total Shareholder Return ($)	Peer Group Total Shareholder Return(5) ($)	Net Income(6) ($ in millions)	Adj. EBITDA excl. LIFO(7) ($ in millions)

2024	$4,963,050	$394,388	$1,773,690	$241,286	$171.83	$219.96	(8.6)	114.1

2023	$6,476,248	$7,874,337	$1,763,051	$2,275,550	$299.90	$221.59	146.4	231.1

2022	$8,898,112	$10,124,161	$1,999,669	$2,480,774	$257.23	$163.52	391.5	582.0

2021	$5,319,454	$8,913,561	$1,405,832	$2,029,082	$217.77	$142.15	295.4	860.6

2020	$1,836,307	$2,493,004	$573,271	$561,577	$113.29	$106.54	(65.3)	125.7

Company Selected Measure Name							Adj. EBITDA, excl. LIFO
Named Executive Officers, Footnote							(1) Edward J. Lehner (President & CEO) served as the principal executive officer ("PEO") for the full year of each year shown.
Peer Group Issuers, Footnote
(5)
The peer group is the S&P 500 and a metals service center peer group (the “Peer Group”), which were the indices shown in the performance graph in Item 5 of the Company’s most recent Annual Report filed on Form 10-K. While there is no nationally-recognized industry index consisting of metals service center companies, Ryerson considers its Peer Group to consist of Reliance Steel & Aluminum Co., Olympic Steel Inc. and Worthington Industries, Inc., each of which has securities listed for trading on the NASDAQ; and Russel Metals Inc., which has securities listed for trading on the Toronto Stock Exchange.

PEO Total Compensation Amount	[1]						$ 4,963,050	$ 6,476,248		$ 8,898,112		$ 5,319,454	[2]	$ 1,836,307	[3]
PEO Actually Paid Compensation Amount	[1],[4],[5]						$ 394,388	7,874,337		10,124,161		8,913,561		2,493,004	[3]
Adjustment To PEO Compensation, Footnote
(2)
Compensation Actually Paid (CAP) is an amount calculated using a formula prescribed by the SEC based on total compensation as disclosed in the “Summary Compensation Table (SCT)”, with specified adjustments for pensions and stock-based compensation. To calculate CAP, the following amounts were deducted from and added to SCT total compensation:

PEO SCT Total to CAP Reconciliation:

Year	Salary	Bonus and Non- Equity Incentive Compensation(i)	Other Compensation(ii)	SCT Total	Deductions from SCT Total (iii)	Additions to SCT Total (iv)	CAP

2024	$1,200,000	$0	$78,050	$4,963,050	-$3,685,000	-$883,662	$394,388

2023	$1,150,000	$1,250,480	$73,968	$6,476,248	-$4,001,800	$5,399,889	$7,874,337

2022	$1,037,500	$3,950,000	$58,412	$8,898,112	-$3,852,200	$5,078,249	$10,124,161

2021	$937,500	$2,437,500	$19,504	$5,319,454(v)	-$1,924,950	$5,519,057	$8,913,561

2020(vi)	$754,615	$506,250	$16,842	$1,836,307	-$558,600	$1,215,297	$2,493,004

Adjustments to Determine Compensation "Actually Paid" for CEO	2024	2023	2022	2021	2020

Deduction for Change in the Actuarial Present Values reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the SCT	—	—	—	—	—

Increase for "Service Cost" for Pension Plans	—	—	—	—	—

Increase for "Prior Service Cost" for Pension Plans	—	—	—	—	—

Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	$(3,685,000)	$(4,001,800)	$(3,852,200)	$(1,789,200)	$(558,600)

Deduction for Amounts Reported under the "Option Awards" Column in the SCT	—	—	—	$(135,750)	—

Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$2,036,100	$3,814,800	$3,328,600	$2,946,552	$1,436,292

Increase for Fair Value of Awards Granted during year that Vest during year	—	—	—	—	—

Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$(2,838,927)	$896,798	$784,149	$2,213,331	$409,271

Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$(80,836)	$688,291	$965,500	$347,718	$(630,266)

Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	—	—	—	—	—

Increase based upon Incremental Fair Value of Awards Modified during year	—	—	—	—	—

Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	—	—	—	$11,456	—

Total Adjustments	$(4,568,663)	$1,398,089	$1,226,049	$3,594,107	$656,697

Non-PEO NEO Average Total Compensation Amount	[6]						$ 1,773,690	1,763,051		1,999,669		1,405,832		573,271	[3]
Non-PEO NEO Average Compensation Actually Paid Amount	[4],[5],[6]						$ 241,286	2,275,550		2,480,774		2,029,082		561,577	[3]
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation Actually Paid (CAP) is an amount calculated using a formula prescribed by the SEC based on total compensation as disclosed in the “Summary Compensation Table (SCT)”, with specified adjustments for pensions and stock-based compensation. To calculate CAP, the following amounts were deducted from and added to SCT total compensation:

Average Non-PEO NEOs SCT Total to CAP Reconciliation:

Year	Salary	Bonus and Non- Equity Incentive Compensation(i)	Other Compensation(ii)	SCT Total	Deductions from SCT Total (i)(iii)	Additions to SCT Total (iv)	CAP

2024	$445,903	$0	$33,709	$1,773,690	-$1,294,078	-$238,326	$241,286

2023	$445,903	$266,526	$36,196	$1,763,051	-$1,026,700	$1,539,199	$2,275,550

2022	$426,625	$611,738	$33,132	$1,999,669	-$941,163	$1,422,268	$2,480,774

2021	$377,170	$514,668	$20,928	$1,405,832	-$516,469	$1,139,720	$2,029,082

2020(vi)	$363,542	$114,007	$107,052(vii)	$573,271	-$159,553	$147,859	$561,577

Adjustments to Determine Compensation "Actually Paid" for Non-CEO NEOs	2024	2023	2022	2021	2020

Deduction for Change in the Actuarial Present Values reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the SCT	—	$(3,512)	—	$(17,539)	$(71,773)

Increase for "Service Cost" for Pension Plans	—	—	—	—	—

Increase for "Prior Service Cost" for Pension Plans	—	—	—	—	—

Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	$(1,294,078)	$(1,023,188)	$(941,163)	$(417,480)	$(87,780)

Deduction for Amounts Reported under the "Option Awards" Column in the SCT	—	—	—	$(81,450)	—

Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	$474,319	$975,375	$813,238	$760,318	$225,060

Increase for Fair Value of Awards Granted during year that Vest during year	—	—	—	—	—

Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$(707,387)	$423,422	$443,731	$331,842	$55,896

Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$(5,257)	$140,402	$165,299	$45,356	$(133,097)

Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	—	—	—	—	—

Increase based upon Incremental Fair Value of Awards Modified during year	—	—	—	—	—

Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	—	—	—	$2,204	—
Total Adjustments	$(1,532,404)	$512,499	$481,105	$623,251	$(11,694)

Equity Valuation Assumption Difference, Footnote
(3)
The assumptions used in calculating the fair value of unvested stock-based awards and outstanding option awards as of December 31st of each year (or the vest date if earlier) were consistent with those used to calculate the grant date fair value, except that the expected level of achievement of any performance criteria applicable to outstanding PSUs was updated based on then-current projections taking into account actual performance through the December 31st of the applicable year (or the vest date if earlier) and the stock price was determined for all equity compensation based on the value on December 31st of the applicable year (or the vest date if earlier). The amounts shown do not constitute a promise or commitment by the Company to pay and final outcomes are likely to differ.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid

The following graphs show the relationships between compensation actually paid to our CEO and non-CEO named executive officers versus select measures:

(1)
Net income is not used by management to evaluate business or executive performance or allocate resources.
(2)
Adj. EBITDA, excl. LIFO is used by management to evaluate performance and allocate resources. The Company believes that the presentation of Adj. EBITDA, excl. LIFO, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. For our named executive officers, 50% of their bonus opportunity for 2024 was based on Company (“corporate”) Adj. EBITDA, excl. LIFO and the remaining 50% was based on corporate EVA for 2024. A reconciliation of these non-GAAP financial measures to the most comparable GAAP measure is included in Appendix A to this proxy statement.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid

The following graphs show the relationships between compensation actually paid to our CEO and non-CEO named executive officers versus select measures:

(1)
Net income is not used by management to evaluate business or executive performance or allocate resources.
(2)
Adj. EBITDA, excl. LIFO is used by management to evaluate performance and allocate resources. The Company believes that the presentation of Adj. EBITDA, excl. LIFO, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. For our named executive officers, 50% of their bonus opportunity for 2024 was based on Company (“corporate”) Adj. EBITDA, excl. LIFO and the remaining 50% was based on corporate EVA for 2024. A reconciliation of these non-GAAP financial measures to the most comparable GAAP measure is included in Appendix A to this proxy statement.

Total Shareholder Return Vs Peer Group

Cumulative TSR vs Peer Group TSR

The following table compares the Company's cumulative total shareholder return ("TSR") to the peer group TSR, in each case, measured on a cumulative basis from the market close on December 31, 2020, through and including the end of fiscal year 2024.

Tabular List, Table

The following table lists the most important performance measures that the Committee used to link compensation actually paid to the named executive officers to Company performance for the most recently completed fiscal year.

Most Important Performance Measures

Cumulative Adjusted EBITDA(1)(2)
Cumulative Managerial Controllable Free Cash Flow(1)
Economic Value Added (EVA)(2)

(1)
Cumulative Adjusted EBITDA and Cumulative Managerial Controllable Free Cash Flow are the performance measures used for performance units (PSUs), which represents at least two-thirds of each named executive officers' LTI awards, as discussed in “Long-Term Incentive Plan (“LTIP”).
(2)
For our named executive officers, 50% of their bonus opportunity for 2024 was based on Company (“corporate”) Adj. EBITDA, excl. LIFO and the remaining 50% was based on corporate EVA for 2024.

Total Shareholder Return Amount							$ 171.83	299.9		257.23		217.77		113.29
Peer Group Total Shareholder Return Amount	[7]						$ 219.96	$ 221.59		$ 163.52		$ 142.15		$ 106.54
Company Selected Measure Amount	[8]						114,100,000	231,100,000		582,000,000		860,600,000		125,700,000
PEO Name							Edward J. Lehner	Edward J. Lehner		Edward J. Lehner		Edward J. Lehner		Edward J. Lehner
Net Income	[9]						$ (8,600,000)	$ 146,400,000		$ 391,500,000		$ 295,400,000		$ (65,300,000)
Closing price per share		$ 33.5	$ 36.38	$ 35.02	$ 17.04	$ 5.32
Measure:: 1
Pay vs Performance Disclosure
Name							Cumulative Adjusted EBITDA(1)(2)
Non-GAAP Measure Description
(7)
As an additional performance measure, the Company has included Adj. EBITDA, excl. LIFO, which is used by the Company to evaluate performance and allocate resources. A reconciliation of this non-GAAP financial measure to the most comparable GAAP measure is included in Appendix A to this proxy statement.

Measure:: 2
Pay vs Performance Disclosure
Name							Cumulative Managerial Controllable Free Cash Flow(1)
Measure:: 3
Pay vs Performance Disclosure
Name							Economic Value Added (EVA)(2)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							$ (4,568,663)	1,398,089		1,226,049		3,594,107		656,697
Salary							1,200,000	1,150,000		1,037,500		937,500		754,615	[3]
Bonus And Non Equity Incentive Compensation	[10]						0	1,250,480		3,950,000		2,437,500		506,250	[3]
Other Compensation	[11]						78,050	73,968		58,412		19,504		16,842	[3]
PEO | Increase based upon Incremental Fair Value of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	0		0		0		0
PEO | Deduction for Amounts Reported under the Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(3,685,000)	(4,001,800)		(3,852,200)		(1,789,200)		(558,600)
PEO | Deduction Amounts Reported under Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	0		0		(135,750)		0
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	0		0		0		0
PEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	0		0		0		0
PEO | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	0		0		0		0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Average Compensation Amount	[12]						(3,685,000)	(4,001,800)		(3,852,200)		(1,924,950)		(558,600)	[3]
PEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Average Compensation Amount	[13]						(883,662)	5,399,889		5,078,249		5,519,057		1,215,297	[3]
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							2,036,100	3,814,800		3,328,600		2,946,552		1,436,292
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(2,838,927)	896,798		784,149		2,213,331		409,271
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(80,836)	688,291		965,500		347,718		(630,266)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	0		0		11,456		0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	0		0		0		0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	0		0		0		0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(1,532,404)	512,499		481,105		623,251		(11,694)
Salary							445,903	445,903		426,625		377,170		363,542	[3]
Bonus And Non Equity Incentive Compensation							0	266,526	[10]	611,738	[10]	514,668	[10]	114,007	[3],[10]
Other Compensation	[11]						33,709	36,196		33,132		20,928		107,052	[3]
Non-PEO NEO | Increase based upon Incremental Fair Value of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	0		0		0		0
Non-PEO NEO | Deduction for Amounts Reported under the Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(1,294,078)	(1,023,188)		(941,163)		(417,480)		(87,780)
Non-PEO NEO | Deduction Amounts Reported under Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	0		0		(81,450)		0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	(3,512)		0		(17,539)		(71,773)
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	0		0		0		0
Non-PEO NEO | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	0		0		0		0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Average Compensation Amount	[12]						(1,294,078)	(1,026,700)		(941,163)		(516,469)		(159,553)	[3]
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Average Compensation Amount	[13]						(238,326)	1,539,199		1,422,268		1,139,720		147,859	[3]
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							474,319	975,375		813,238		760,318		225,060
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(707,387)	423,422		443,731		331,842		55,896
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(5,257)	140,402		165,299		45,356		(133,097)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	0		0		2,204		0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	0		0		0		0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							$ 0	$ 0		$ 0		$ 0		$ 0

[1]	Edward J. Lehner (President & CEO) served as the principal executive officer ("PEO") for the full year of each year shown.
[2]	In addition to the awards granted during the Company’s regular grant cycle, certain key employees were granted NSOs under the 2021 LTIP to retain key employees and reward performance. All of our named executive officers were granted NSOs.
[3]	Compensation in 2021 reflects one-time discretionary bonuses paid to our named executive officers. The 2021 AIP payout threshold were established before the onset of Covid. Since Covid caused the Company's financial performance to fall below the 2021 AIP threshold, and in light of the Company’s extraordinary efforts against an extremely challenging backdrop as well as the need to address employee retention as it pertains to our named executive officers, the Company determined to pay a one-time discretionary bonus
[4]	Compensation Actually Paid (CAP) is an amount calculated using a formula prescribed by the SEC based on total compensation as disclosed in the “Summary Compensation Table (SCT)”, with specified adjustments for pensions and stock-based compensation. To calculate CAP, the following amounts were deducted from and added to SCT total compensation:
[5]	The assumptions used in calculating the fair value of unvested stock-based awards and outstanding option awards as of December 31st of each year (or the vest date if earlier) were consistent with those used to calculate the grant date fair value, except that the expected level of achievement of any performance criteria applicable to outstanding PSUs was updated based on then-current projections taking into account actual performance through the December 31st of the applicable year (or the vest date if earlier) and the stock price was determined for all equity compensation based on the value on December 31st of the applicable year (or the vest date if earlier). The amounts shown do not constitute a promise or commitment by the Company to pay and final outcomes are likely to differ.

[6]	The non-PEO named executive officers included in 2020, 2021, 2022, 2023 and 2024 average compensation are: 2022, 2023 and 2024: James J. Claussen, Michael J. Burbach, Mark S. Silver, and John E. Orth; 2021: James J. Claussen, Molly D. Kannan, Michael J. Burbach, Mark S. Silver, and John E. Orth; and 2020: Molly D. Kannan, Michael J. Burbach, Kevin D. Richardson, Mark S. Silver and Erich S. Schnaufer. Mr. Schnaufer stepped down from all positions with the Company and its subsidiaries effective January 3, 2020. Consequently, his base salary for 2020 was prorated based on the number of days worked. Ms. Kannan was a named executive officer for 2021 and 2020 due to her service as interim PFO. Mr. Claussen was appointed EVP & CFO of the Company effective January 11, 2021. Mr. Burbach retired effective December 31, 2024.
[7]	The peer group is the S&P 500 and a metals service center peer group (the “Peer Group”), which were the indices shown in the performance graph in Item 5 of the Company’s most recent Annual Report filed on Form 10-K. While there is no nationally-recognized industry index consisting of metals service center companies, Ryerson considers its Peer Group to consist of Reliance Steel & Aluminum Co., Olympic Steel Inc. and Worthington Industries, Inc., each of which has securities listed for trading on the NASDAQ; and Russel Metals Inc., which has securities listed for trading on the Toronto Stock Exchange.
[8]	As an additional performance measure, the Company has included Adj. EBITDA, excl. LIFO, which is used by the Company to evaluate performance and allocate resources. A reconciliation of this non-GAAP financial measure to the most comparable GAAP measure is included in Appendix A to this proxy statement.
[9]	Reflects “Net Income” in our consolidated statements of income included in our Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023, 2022, 2021, and 2020.
[10]	RSUs and PSUs that vested on March, 31, 2020, March 31, 2021, March 31, 2022, March 31, 2023, and March 31, 2024, vested at the closing price per share of our common stock of $5.32, $17.04, $35.02, $36.38, and $33.50 respectively.
[11]	Reflects “All Other Compensation” reported in the SCT for each year shown.
[12]	Includes (a) the grant date fair value of equity-based awards granted in each year reflected in the table and (b) the changes in the actuarial present value of accumulated pension benefits in the covered year.
[13]	Includes the value of equity and accumulated pension benefits calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity and pension components of CAP for each fiscal year are further detailed in the supplemental tables below.